Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	May 01, 2025
First Trust Multi Income Allocation Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Trust Multi Income Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Multi Income Allocation Portfolio’s (the “Fund”) primary investment objective is to maximize current income, with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a “Contract”). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for Class I is available from your Participating Insurance Company.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses (before any fee waiver or expense reimbursement) remain at current levels for the time periods indicated. Additionally, the example assumes that the Fund’s investment advisor’s agreement to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) from exceeding 1.20% of the Fund’s average daily net assets will be terminated following May 1, 2026. The example does not take into account Contract level fees. If such fees were included, the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend-paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), high yield or “junk” bonds, floating rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities (“TIPS”). First Trust Advisors L.P. serves as the investment advisor (“First Trust” or the “Advisor”) to the Fund and Energy Income Partners, LLC (“EIP” or a “Sub-Advisor”) and Stonebridge Advisors LLC (“Stonebridge” or a “Sub-Advisor”) each serve as investment sub-advisors. The Advisor’s Investment Committee determines the Fund’s strategic allocation among the various asset classes and allocates the Fund’s assets to a portfolio management team that has expertise in the particular asset class. Each management team is composed of personnel of either the Advisor or a Sub-Advisor. The Advisor will tactically adjust allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, will be 20%. The minimum weight of any asset class, at the time of adjustment, will be 5%. The Fund may, at certain times, invest in exchange-traded funds (“ETFs”) that generally provide exposure to the nine asset classes in lieu of investing directly in such assets classes. Certain of the ETFs may be advised by First Trust, as a result, First Trust will also earn advisory fees on the underlying ETFs. In general, the U.S. dollar-denominated fixed income securities in which the Fund invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as “junk” bonds. The Fund also invests in the equity securities of domestic and foreign issuers (including emerging markets) listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). The Fund may invest in equity securities issued by small, mid or large capitalization companies. The Fund may also invest in bank loans, covenant-lite loans, hybrid capital securities, senior loans and when-issued, TBA and delayed delivery securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of two broad-based market indices and two blended benchmarks. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes. The Fund’s performance information is accessible on the Fund’s website at http://www.ftportfolios.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of two broad-based market indices and two blended benchmarks. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select DividendTM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%), Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ftportfolios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	First Trust Multi Income Allocation Portfolio—Class I Shares<br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter11.49%June 30, 2020Worst Quarter-16.02%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
First Trust Multi Income Allocation Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
First Trust Multi Income Allocation Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
First Trust Multi Income Allocation Portfolio | Bank Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	BANK LOANS RISK. Certain ETFs in which the Fund may invest hold bank loans. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. If an underlying ETF holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the underlying ETF, particularly for second lien loans or other junior or subordinated loans held by the Fund; provided, however, that some loans are not secured by any collateral. The underlying ETF’s rights to collateral also may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the underlying ETF to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and may not be considered “securities,” and an underlying ETF may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust Multi Income Allocation Portfolio | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CALL RISK. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.
First Trust Multi Income Allocation Portfolio | Covenant Lite Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COVENANT-LITE LOANS RISK. Certain ETFs in which the Fund may invest hold covenant-lite loans. Covenant-lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder an underlying ETF’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, an underlying ETF’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle.
First Trust Multi Income Allocation Portfolio | Credit Rating Agency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RATING AGENCY RISK. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. First Trust makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or securities in which the Fund would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as the Fund’s performance.
First Trust Multi Income Allocation Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
First Trust Multi Income Allocation Portfolio | Current Market Conditions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
First Trust Multi Income Allocation Portfolio | Cyber Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
First Trust Multi Income Allocation Portfolio | Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
First Trust Multi Income Allocation Portfolio | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DEPOSITARY RECEIPTS RISK. Depositary receipts represent equity interests in a foreign company that trade on a local stock exchange. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
First Trust Multi Income Allocation Portfolio | Dividends Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DIVIDENDS RISK. The Fund’s investment in dividend-paying securities could cause the Fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future, which could negatively affect the Fund’s performance.
First Trust Multi Income Allocation Portfolio | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	EMERGING MARKETS RISK. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting, auditing and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Financial and other reporting by companies and government entities also may be less reliable in emerging market countries. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.
First Trust Multi Income Allocation Portfolio | Energy Infrastructure Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ENERGY INFRASTRUCTURE COMPANIES RISK. Energy infrastructure companies, including MLPs and utility companies, are subject to risks specific to the energy and energy-related industries. This includes but is not limited to: fluctuations in commodity prices impacting the volume of energy commodities transported, processed, stored or distributed; reductions in volumes of natural gas or other energy commodities being available for transporting, processing, storing or distributing; slowdowns in new construction and acquisitions limiting growth potential; reduced demand for oil, natural gas and petroleum products, particularly for a sustained period of time; depletion of natural gas reserves or other commodities; rising interest rates resulting in higher costs of capital, increased operating costs; counterparties to contracts defaulting or going bankrupt; and an inability to execute acquisitions or expansion projects in a cost-effective manner; extreme weather events and environmental hazards; and threats of attack by terrorists on energy assets. Energy infrastructure companies may also face counterparty risk, such that long-term contracts may be declared void if the counterparty to those contracts enters bankruptcy proceedings. In addition, energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Energy infrastructure companies that own interstate pipelines are subject to regulation by U.S. Federal Energy Regulatory Commission ("FERC") with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact the energy infrastructure companies. Certain energy infrastructure companies in the utility industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems in varying degrees.
First Trust Multi Income Allocation Portfolio | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK. The value of the Fund's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
First Trust Multi Income Allocation Portfolio | ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF RISK. Under certain market conditions, the Fund may invest in ETFs. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as certain structural risks, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
First Trust Multi Income Allocation Portfolio | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
First Trust Multi Income Allocation Portfolio | Floating Rate Debt Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	FLOATING RATE DEBT INSTRUMENTS RISK. Investments in floating rate debt instruments are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. Floating rate debt instruments include debt securities issued by corporate and governmental entities, as well as bank loans, mortgage-backed securities and asset-backed securities. Floating rate debt instruments are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. Most commonly, the coupon rate of a floating rate debt instrument is set at the level of a widely followed interest rate, plus a fixed spread. As a result, the coupon on floating rate debt instrument will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the instrument. A floating rate debt instrument’s coupon rate resets periodically according to its terms. Consequently, in a rising interest rate environment, floating rate debt instruments with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate debt instruments may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate. To the extent the Fund invests in floating rate loans, such instruments may be subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities. It is possible that the collateral securing a floating rate loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, floating rate loans may not be considered “securities” under federal securities laws, and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust Multi Income Allocation Portfolio | High Yield Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.
First Trust Multi Income Allocation Portfolio | Hybrid Capital Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	HYBRID CAPITAL SECURITIES RISK. Certain ETFs in which the Fund may invest hold hybrid capital securities. Hybrid capital securities are subject to the risks of equity securities and debt securities. The claims of holders of hybrid capital securities of an issuer are generally subordinated to those of holders of traditional debt securities in bankruptcy, and thus hybrid capital securities may be more volatile and subject to greater risk than traditional debt securities, and may in certain circumstances be even more volatile than traditional equity securities. At the same time, hybrid capital securities may not fully participate in gains of their issuer and thus potential returns of such securities are generally more limited than traditional equity securities, which would participate in such gains. The terms of hybrid capital securities may vary substantially and the risks of a particular hybrid capital security will depend upon the terms of the instrument, but may include the credit risk of the issuer, as well as liquidity risk, since they often are customized to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.
First Trust Multi Income Allocation Portfolio | Income Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INCOME RISK. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.
First Trust Multi Income Allocation Portfolio | Inflation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.
First Trust Multi Income Allocation Portfolio | Inflation Indexed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INFLATION-INDEXED SECURITIES RISK. Inflation-indexed debt securities, such as TIPS, are subject to the same risks as other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. Although the holders of TIPS receive no less than the par value of the security at maturity, if the Fund purchases TIPS in the secondary market whose principal values have previously been adjusted upward and there is a period of subsequent declining inflation rates, the Fund may receive at maturity less than it invested and incur a loss.
First Trust Multi Income Allocation Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case during periods of low interest rates. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. Higher sensitivity to interest rates is generally correlated with higher levels of volatility and, therefore, greater risk. As the value of a debt security changes over time, so will its duration.
First Trust Multi Income Allocation Portfolio | Large Capitalization Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.
First Trust Multi Income Allocation Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIQUIDITY RISK. The Fund, and certain underlying ETFs, may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund, and certain underlying ETFs, may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
First Trust Multi Income Allocation Portfolio | Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
First Trust Multi Income Allocation Portfolio | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
First Trust Multi Income Allocation Portfolio | MLP Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MLP RISK. Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP's general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price.
First Trust Multi Income Allocation Portfolio | MLP Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MLP TAX RISK. The Fund’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of the Fund’s investment. The classification of an MLP as a corporation for U. S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. See "Deferred Tax Liability Risk."
First Trust Multi Income Allocation Portfolio | Mortgage Related Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MORTGAGE-RELATED SECURITIES RISK. Certain ETFs in which the Fund may invest hold mortgage-related securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an underlying ETF more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Certain of the mortgage-related securities held by the Fund may not be backed by the full faith and credit of the U.S. government, and such securities will be further subjected to the credit risk of the issuer of the securities. The incidence of borrower defaults or delinquencies may rise significantly during financial downturns and could adversely affect the value of mortgage-related securities held by the Fund. Events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events that result in broad and simultaneous financial hardships for individuals and businesses could have a significant negative impact on the value of mortgage-related securities. Mortgage-related securities are particularly sensitive to prepayment risk and extension risk, given that mortgage loans generally allow borrowers to refinance. In periods of declining interest rates, borrowers may be more apt to prepay their mortgage sooner than expected. This can reduce the returns to the security holder as the amount of interest related to the price may be reduced while the proceeds may have to be reinvested at lower prevailing interest rates. This is prepayment risk. In periods of rising interest rates, borrowers may be less likely to refinance than expected thus extending the cash flows of the security such that there is increased downward price sensitivity to interest rate changes. This is extension risk. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect an underlying ETF's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.
First Trust Multi Income Allocation Portfolio | Non US Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.
First Trust Multi Income Allocation Portfolio | Operational Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
First Trust Multi Income Allocation Portfolio | Preferred Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PREFERRED SECURITIES RISK. Certain ETFs in which the Fund may invest hold preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
First Trust Multi Income Allocation Portfolio | Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.
First Trust Multi Income Allocation Portfolio | REIT Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
First Trust Multi Income Allocation Portfolio | Senior Loan Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SENIOR LOAN RISK. Certain ETFs in which the Fund may invest hold senior loans. Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder an underlying ETF’s ability to reprice credit risk associated with a particular borrower and reduce an underlying ETF’s ability to restructure a problematic loan and mitigate potential loss. As a result, an underlying ETF’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions. Senior loans are also subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding senior loans. If an underlying ETF holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. No active trading market may exist for certain senior loans, which may impair the ability of an underlying ETF to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. Lastly, senior loans may not be considered “securities,” and an underlying ETF may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust Multi Income Allocation Portfolio | Significant Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
First Trust Multi Income Allocation Portfolio | Smaller Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
First Trust Multi Income Allocation Portfolio | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.
First Trust Multi Income Allocation Portfolio | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	VALUATION RISK. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing services that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Advisor were to change its valuation policies, or if the Fund were to change pricing services, or if a pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value. Additionally, pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. In addition, the value of the debt securities in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. Net asset value calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
First Trust Multi Income Allocation Portfolio | When Issued TBA And Delayed Delivery Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	WHEN-ISSUED, TBA AND DELAYED DELIVERY TRANSACTIONS RISK. The Fund may purchase securities on a when-issued, to-be-announced ("TBA"), delayed delivery or forward commitment basis. In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities on a when-issued, TBA, delayed delivery or forward commitment basis may give rise to investment leverage and may increase the Fund’s volatility. Default by, or bankruptcy of, a counterparty to a when-issued, TBA, delayed delivery or forward commitment transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.
First Trust Multi Income Allocation Portfolio | I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[ctag:span_t-rule1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees[ctag:span_t-indent1]	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees[ctag:span_t-indent1]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses[ctag:span_t-indent1]	rr_OtherExpensesOverAssets	1.16%
Acquired Fund Fees and Expenses[ctag:span_t-indent1-rule]	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.18%	[1],[2]
Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[ctag:span_t-indent1-rule3]	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 118
3 Years	rr_ExpenseExampleNoRedemptionYear03	617
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,148
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,585
2015	rr_AnnualReturn2015	(3.24%)
2016	rr_AnnualReturn2016	9.27%
2017	rr_AnnualReturn2017	6.04%
2018	rr_AnnualReturn2018	(4.44%)
2019	rr_AnnualReturn2019	16.38%
2020	rr_AnnualReturn2020	2.49%
2021	rr_AnnualReturn2021	12.69%
2022	rr_AnnualReturn2022	(7.52%)
2023	rr_AnnualReturn2023	8.94%
2024	rr_AnnualReturn2024	9.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.02%)
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2014
First Trust Multi Income Allocation Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses or taxes) | I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	12.74%
First Trust Multi Income Allocation Portfolio | Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes) | I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.87%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.47%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.97%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%	[3]
First Trust Multi Income Allocation Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
First Trust Multi Income Allocation Portfolio | Asset Class Blended Benchmark (reflects no deduction for fees, expenses or taxes) | I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.58%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.79%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.47%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%	[4]

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, the Fund’s investment advisor will waive management fees in the amount of 0.37% of the Fund’s average daily net assets through May 1, 2026. The agreement may be terminated by the Trust’s Board of Trustees on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1, 2026 upon 60 days’ written notice.
[2]	The Fund’s investment advisor has agreed to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Class I shares (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) from exceeding 1.20% of the Fund’s average daily net assets at least through May 1, 2026. Expenses borne by the Fund’s investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share expenses (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1, 2026 upon 60 days’ written notice.
[3]	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).
[4]	The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select DividendTM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%), Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).